GOODWILL AND PURCHASED INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Schedule of the purchased intangible assets associated with the acquisition

	December 31, 2012				December 31, 2011
	Gross	Accumulated Amortization	Effect of ITV deconsolidation	Net	Gross	Accumulated Amortization	Net
	(in thousands)
Amortizable intangible assets
Technology Platform	$4,708	$(1,863)	$(2,845)	$—	$4,708	$(1,373)	$3,335
Non-compete Agreements	247	(98)	(149)	—	247	(72)	175

Subtotal	4,955	(1,961)	(2,994)	—	4,955	(1,445)	3,510

Unamortizable intangible assets
Domain Name	160	—	(160)	—	115	—	115

Total	$5,115	$(1,961)	$(3,154)	$—	$5,070	$(1,445)	$3,625